STATEMENTS OF OPERATIONS (POINTER DO BRASIL S.A. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
POINTER DO BRASIL S.A. [Member]
Revenues - Services Rendered	$ 3,802	$ 311
Cost of Services Rendered	(3,833)	(405)
Gross profit	(31)	(94)
OPERATING EXPENSES:
Selling and marketing	(994)	(685)
General and administrative	(2,065)	(1,174)
OPERATING LOSS	(3,090)	(1,953)
Financial expenses, net	(55)	(42)
Loss before taxes on income	(3,145)	(1,995)
Taxes on income
LOSS FOR THE YEAR	$ (3,145)	$ (1,995)